Organization and Business Description (Details) - USD ($)		6 Months Ended
	Feb. 20, 2022	Dec. 31, 2025	May 21, 2024
Organization and Business Description [Line Items]
Incorporation date		Jun. 30, 2021
U-BX Beijing [Member]
Organization and Business Description [Line Items]
Percentage of equity	2.99%
WFOE Zhejiang [Member]
Organization and Business Description [Line Items]
Percentage of equity			100.00%
Board of directors [Member]
Organization and Business Description [Line Items]
Consideration of investor (in Dollars)